Subordinated liabilities - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	£ 5,379	£ 11,222
Redemption of subordinated debt	2,371	£ 5,067
Barclays Bank PLC loans issued intra-group Barclays PLC | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	4,710
Redemption of subordinated debt	2,256
4.616% Fixed Rate Resetting Subordinated Callable Notes | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	£ 669
Interest rate	4.616%
3.750% Fixed Rate Resetting Subordinated Callable Notes | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	3.75%
Redemption of subordinated debt	£ 115